Debt	12 Months Ended
Sep. 30, 2012
Debt

11. DEBT

The Company’s long-term debt consists of the following at September 30 (in thousands):

	2012	2011
Term loans	$2,019,125	$1,538,375
Senior Subordinated Notes due 2018	1,600,000	1,600,000

	3,619,125	3,138,375
Less current portion	20,500	15,500

Long-term debt	$3,598,625	$3,122,875

Revolving Credit Facility and Term Loan—In December 2010, TD Group’s wholly owned subsidiary, TransDigm Inc., entered into a senior secured credit facility, which consisted of a $1.55 billion term loan facility and a $245 million revolving credit facility (collectively, the “Existing Senior Secured Credit Facility”). The proceeds of the term loan were used to pay the purchase price of and related transaction expenses associated with the acquisition of McKechnie Aerospace and repay a portion of the amounts outstanding under the previous senior secured credit facility. The remaining amount of the previous senior secured credit facility was repaid from a portion of the 7 3/4% Senior Subordinated Notes due 2018 (the “2018 Notes”) proceeds.

On February 14, 2011, TransDigm Inc. entered into a new senior secured credit facility which provides for a $1.55 billion term loan facility (the “New Senior Secured Credit Facility”), which was fully drawn on February 14, 2011. The New Senior Secured Credit Facility replaced the term loan under the Existing Senior Secured Credit Facility and modified certain terms of the original agreement including extending the maturity date of the term loan and modifying the interest rate provisions.

On March 25, 2011, TransDigm entered into Amendment No. 1 (the “Amendment”) to the Existing Senior Secured Credit Facility. The Amendment provides for a modification to certain terms of the permitted indebtedness covenant contained in the Existing Senior Secured Credit Facility to modify the requirements for incurring certain additional senior indebtedness.

On February 15, 2012, TransDigm entered into Amendment No. 1 and an Incremental Term Loan Assumption Agreement to the New Senior Secured Credit Facility. The amendment provides for an additional term loan facility in the aggregate principal amount of $500 million. The additional term loan facility was fully drawn on February 15, 2012. The proceeds of the additional term loan facility were used to pay a portion of the purchase price of and related transaction expenses associated with the acquisition of AmSafe.

On February 15, 2012 TransDigm also entered into an Incremental Revolving Credit Assumption Agreement (the “Assumption Agreement”) to the Existing Senior Secured Credit Facility, as amended. The Assumption Agreement provides for additional revolving commitments to TransDigm in an aggregate principal amount of $65 million, which results in a total revolving credit amount of $310 million.

At September 30, 2012, the Company had $7.1 million letters of credit outstanding and $302.9 million of borrowings available under the Existing Senior Secured Credit Facility, as amended. Under the Existing Senior Secured Credit Facility, the revolving credit facility matures in December 2015.

Under the New Senior Secured Credit Facility, the term loan matures in February 2017. The term loans under the New Senior Secured Credit Facility require quarterly principal payments totaling $5.1 million.

The interest rates per annum applicable to the term loans under the New Senior Secured Credit Facility will be, at TransDigm’s option, equal to either an alternate base rate or an adjusted LIBO rate for one, two, three or six-month (or to the extent agreed to by each relevant lender, nine or twelve-month) interest periods chosen by TransDigm, in each case plus an applicable margin percentage. The adjusted LIBO rate is subject to a floor of 1%. At September 30, 2012, the applicable interest rate on the term loans was 4.0%.

On June 27, 2011, the Company entered into three forward-starting interest rate swap agreements beginning December 31, 2012 to hedge the variable interest rates on the New Senior Secured Credit Facility for a fixed rate based on an aggregate notional amount of $353 million through June 30, 2015. These forward-starting interest rate swap agreements will effectively convert the variable interest rate on the aggregate notional amount of the New Senior Secured Credit Facility to a fixed rate of 5.17% over the term of the interest rate swap agreements.

Under the terms of the New Senior Secured Credit Facility, the Company is required to pay the administrative agent certain fees. In addition, under the Existing Senior Secured Credit Facility, on the last day of each calendar quarter the Company is required to pay a commitment fee equal to the applicable rate per annum in effect from time to time of any unused commitments under the revolving credit line and certain other fees in respect of letters of credit that may be outstanding thereunder from time to time.

All of the indebtedness outstanding under the credit facilities is guaranteed by TD Group and all of TransDigm’s current and future domestic restricted subsidiaries (other than immaterial subsidiaries), and is secured by a first priority security interest in substantially all of the existing and future property and assets, including inventory, equipment, general intangibles, intellectual property, investment property and other personal property (but excluding leasehold interests and certain other assets) of TransDigm and all of TransDigm’s existing and future domestic restricted subsidiaries (other than immaterial subsidiaries), and a first priority pledge of the capital stock of TransDigm and its domestic subsidiaries and 65% of the voting capital stock of certain of TransDigm’s foreign subsidiaries.

The credit facilities contain certain covenants that limit the ability of TD Group, TransDigm and TransDigm’s restricted subsidiaries to, among other things, incur or guarantee additional indebtedness or issue preferred stock, pay distributions on, redeem or repurchase capital stock or redeem or repurchase subordinated debt, make investments, sell assets, enter into agreements that restrict distributions or other payments from restricted subsidiaries to TransDigm, incur or suffer to exist liens securing indebtedness, consolidate, merge or transfer all or substantially all of their assets, and engage in transactions with affiliates. At September 30, 2012, TransDigm was in compliance with all of the covenants contained in the credit facilities.

The term loan under the New Senior Secured Credit Facility requires mandatory prepayments of principal based on certain percentages of Excess Cash Flow (as therein defined), commencing 90 days after the end of each fiscal year, that began with the fiscal year ended September 30, 2012, subject to certain exceptions. At September 30, 2012, TransDigm was not required to make a prepayment based upon the Excess Cash Flow provision. In addition, subject to certain exceptions (including, with respect to asset sales, the reinvestment in productive assets), TransDigm will be required to prepay the loans outstanding under the term loan facility at 100% of the principal amount thereof, plus accrued and unpaid interest, with the net cash proceeds of certain asset sales and issuance or incurrence of certain indebtedness, to the extent not reinvested.

Senior Subordinated Notes—In December 2010, TransDigm issued $1.6 billion in aggregate principal amount of its 2018 Notes at an issue price of 100% of the principal amount. The 2018 Notes represent unsecured obligations of TransDigm Inc. ranking subordinate to TransDigm Inc.’s senior debt, as defined in the indenture governing the 2018 Notes. Interest under the 2018 Notes is payable semi-annually.

Prior to December 15, 2013, TransDigm is permitted to redeem specified percentages of the 2018 Notes from the proceeds of equity offerings at a redemption price of 107.75%, plus accrued and unpaid interest. The 2018 Notes are redeemable by TransDigm, in whole or in part, at specified redemption prices, which decline from 103.875% to 100% over the remaining term of the 2018 Notes, plus accrued and unpaid interest. If a change in control of the Company occurs, the holders of the 2018 Notes will have the right to demand that TransDigm redeem the 2018 Notes at a purchase price equal to 101% of the principal amount of the 2018 Notes plus accrued and unpaid interest. The 2018 Notes contain many of the same restrictive covenants included in the New Senior Secured Credit Facility. TransDigm is in compliance with all of the covenants contained in the 2018 Notes.

TransDigm utilized a portion of the proceeds from the 2018 Notes to purchase its 7 3/4% Senior Subordinated Notes due 2014 (the “2014 Notes”).

The Company recorded refinancing costs of $72.5 million during the fiscal year ended September 30, 2011 representing charges resulting from the refinancing of TransDigm’s entire debt structure. The charge for the fiscal year ended September 30, 2011 consisted of the premium of $41.9 million paid to redeem the 2014 Notes, the write-off of debt issue costs and unamortized note premium and discount of $25.7 million, and the settlement of the interest rate swap agreement and other expenses of $4.9 million.

At September 30, 2012, future maturities of long-term debt are as follows (in thousands):

Years ended September 30,
2013	$20,500
2014	20,500
2015	20,500
2016	20,500
2017	1,937,125
Thereafter	1,600,000

$3,619,125

Special Cash Dividend Payment—In October 2009, TransDigm made a special cash dividend to its stockholders of $7.65 per share and cash dividend equivalents payments (“Dividend Equivalent Payments”) to holders of options to purchase its common stock from the net proceeds of the $425 million Senior Subordinated Notes due 2014 issued in October 2009. After the payment of debt issue fees and expenses, the net proceeds amounted to approximately $404.5 million. The special cash dividend and Dividend Equivalent Payments of $404.9 million were paid in the first quarter of fiscal 2010, Dividend Equivalent Payments of $2.8 million were paid in the first quarter of fiscal 2011 and $3.3 million were paid in the first quarter of fiscal 2012. The $425 million of 2014 Notes were included in the tender offer made in conjunction with the 2018 Notes issuance.